First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 7.2%
119,110	Home Partners of America Trust Series 2021-2, Class F, 3.799%, 12/17/2026[2]	$112,569
110,128	Pretium Mortgage Credit Partners, LLC Series 2022-NPL1, Class A1, 5.981%, 1/25/2052[2,3,4]	110,134
700,000	RCKT Mortgage Trust 2024-CES3 Series 2024-CES3, Class M1, 6.866%, 5/25/2044[2,3,5]	707,877
194,002	Saluda Grade Alternative Mortgage Trust Series 2023-FIG3, Class A, 7.067%, 8/25/2053[2,3,5]	202,084
194,002	Series 2023-FIG3, Class B, 7.712%, 8/25/2053[2,3]	200,933
	TOTAL ASSET-BACKED SECURITIES
	(Cost $1,317,599)	1,333,597
	BANK LOANS — 0.4%
68,182	Cire Alto OpCo, LLC 10.700%, 8/29/2025[6]	68,182
	TOTAL BANK LOANS
	(Cost $68,182)	68,182

Number of Shares
	CLOSED-END FUNDS — 3.0%
43,327	Stepstone Private Infrastructure Fund - Class I	545,927
	TOTAL CLOSED-END FUNDS
	(Cost $500,000)	545,927

Principal Amount[1]
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.8%
	Freddie Mac Structured Agency Credit Risk Debt Notes
250,000	Series 2022-HQA3, Class M2, 9.919% (30-Day SOFR Average+535 basis points), 8/25/2042[2,3,7]	272,997
200,000	Series 2023-HQA2, Class M1B, 7.919% (30-Day SOFR Average+335 basis points), 6/25/2043[2,3,7]	210,248
	GCAT Trust
250,000	Series 2021-NQM6, Class M1, 3.414%, 8/25/2066[2,3,5]	181,738
159,619	Series 2022-NQM4, Class A3, 5.730%, 8/25/2067[2,3,4]	159,237
	GS Mortgage-Backed Securities Trust
227,000	Series 2023-CCM1, Class B1, 7.454%, 8/25/2053[2,3,5]	227,007
185,598	Series 2023-PJ4, Class A15, 6.000%, 1/25/2054[2,3,5]	188,233
	JP Morgan Mortgage Trust
152,456	Series 2016-4, Class B3, 3.787%, 10/25/2046[2,3,5]	140,122
120,700	Series 2016-4, Class B4, 3.787%, 10/25/2046[2,3,5]	87,190
161,998	Series 2016-4, Class B5, 3.787%, 10/25/2046[2,3,5]	87,326
250,000	New Residential Mortgage Loan Trust Series 2022-NQM1, Class M1, 3.601%, 4/25/2061[2,3,5]	177,818

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
200,000	Radnor RE Ltd. Series 2022-1, Class M1B, 11.319% (30-Day SOFR Average+675 basis points), 9/25/2032[2,3,7]	$211,814
250,000	Series 2021-1, Class M2, 7.710% (30-Day SOFR Average+315 basis points), 12/27/2033[2,3,7]	255,401
200,000	Verus Securitization Trust Series 2021-7, Class B1, 4.143%, 10/25/2066[2,3,5]	151,982
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,375,742)	2,351,113

Number of Shares
	PRIVATE INVESTMENT FUNDS — 20.5%
465,543	CBRE U.S. Core Partners LP	745,534
N/A8	Core Spaces Fund IV LP	18,012
N/A8	FCP Realty Fund VI-A LP	22,357
N/A8	HillPointe Workforce Housing Partners V LP*9	38,877
N/A8	HillPointe Workforce Partnership IV LP*9	479,102
N/A8	Nuveen Real Estate U.S. Cities Industrial Fund[6]	742,821
N/A8	Nuveen Real Estate U.S. Cities Multifamily Fund LP6	144,148
N/A8	Oak Street Real Estate Capital Net Lease Property Fund LP	1,235,983
N/A8	Wynwood BN, LLC	354,201
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $4,190,603)	3,781,035
	REAL ESTATE INVESTMENT TRUSTS — 37.8%
56,598	Bailard Real Estate Investment Trust, Inc.[6]	1,736,428
159,620	Cire Real Estate Investment Trust, Inc.	1,940,887
48,044	Invesco Real Estate Income Trust, Inc.[6]	1,292,729
45,744	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	524,682
55,985	RREEF Property Trust, Inc. - Class D	755,237
33,153	Starwood Real Estate Income Trust, Inc.[6]	718,436
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $7,440,874)	6,968,399
	SHORT-TERM INVESTMENTS — 18.5%
3,419,323	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.43%[10]	3,419,323
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,419,323)	3,419,323
	TOTAL INVESTMENTS — 100.2%
	(Cost $19,803,329)	18,467,576
	Liabilities in Excess of Other Assets — (0.2)%	(32,058)
	TOTAL NET ASSETS — 100.0%	$18,435,518

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

LLC — Limited Liability Company

LP — Limited Partnership

* Non-income producing security.

1 Principal Amount denoted in local currency.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,684,710, which represents 19.99% of the total net assets of the Fund.

3 Callable.

4 Step rate security.

5 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in Note 2.

7 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8 Investment does not issue shares.

9 All or a portion of this investment is a holding of FTRAF Sub1 LLC.

10 The rate is the annualized seven-day yield at period end.

Securities With Restrictions on	Redemptions	Redemption			Original
Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust, Inc.[1]	Quarterly	30 Days	$1,996,734	$1,736,428	6/29/2022
CBRE U.S. Core Partners, LP1	Quarterly	60 Days	950,000	745,534	9/30/2022
Core Spaces Fund IV LP1	Not Permitted	N/A	18,012	18,012	10/24/2024
CIRE Real Estate Investment Trust, Inc.[1,2]	Quarterly	90 Days	1,691,577	1,940,887	3/31/2023
FCP Realty Fund VI-A LP1	Not Permitted	N/A	28,471	22,357	5/14/2024
HillPointe Workforce Housing Partners V LP1	Not Permitted	N/A	40,000	38,877	8/16/2024
Hillpointe Workforce Partnership IV, LP1	Not Permitted	N/A	495,000	479,102	3/9/2023
Invesco Real Estate Income Trust, Inc.	Monthly	30 Days	1,386,176	1,292,729	4/29/2022
Nuveen Real Estate U.S. Cities Industrial Fund[1]	Quarterly	45 Days	780,445	742,821	10/2/2023
Nuveen Real Estate U.S. Cities Multifamily Fund LP1	Quarterly	45 Days	193,675	144,148	10/3/2022
RREEF Property Trust, Inc. - Class D	Quarterly[3]	10 Days	911,949	755,237	5/6/2022
Starwood Real Estate Income Trust, Inc.	Monthly	2 Days	824,221	718,436	4/29/2022
Stepstone Private Infrastructure Fund - Class I	Quarterly[4]	N/A	500,000	545,927	1/23/2024
Wynwood BN, LLC[1]	Not permitted	N/A	350,000	354,201	1/26/2023
Totals:			$10,166,260	$9,534,696

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

2 The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.

3 The Real Estate Investment Trust can institute a limit on redemptions at the fund level of 2% of the net asset value of the Closed-End Fund.

4 The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P., (the “Investment Manager”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark.”

Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Valuation Designee at amortized cost, which the Valuation Designee has determined to approximate fair value.

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Valuation Designee.

The Fund will generally value shares of exchange-traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager of the private investment fund at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles (“GAAP”) and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment fund. In other cases, as when a private investment fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in private investment fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Fund values its investments in real estate investment trusts (“REITs”) based in large part on valuations provided by the external property managers of the REITs or third-party appraisers. These fair value calculations will involve significant professional judgment by the external property managers of the REITs in the application of both observable and unobservable attributes. The calculated NAVs of the REIT’s assets may differ from their actual realizable value or future fair value. The Valuation Designee may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in REITs, these valuations have a considerable impact on the Fund’s NAV.

For each period that the NAVs of the REITs are calculated by the external property managers of such REITs and Sub-REITs, each REIT’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such REIT when the valuations and income are reported. The Valuation Designee may conclude, in certain circumstances, that the information provided by any such external property manager does not represent the fair value of the Fund’s investment in a REIT and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Valuation Designee may determine to value the Fund’s investment in the REIT at a discount or a premium to the reported value received from the REIT. Any such decision will be made in good faith by the Valuation Designee, under the oversight of the Board.

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

In certain circumstances, the Valuation Designee may determine that a private investment fund’s or REIT’s NAV shall be adjusted more frequently. For these investments, the NAVs are adjusted daily based on the total return that each private investment fund or REIT is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Investment Manager and/or the sub-adviser act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager and/or sub-adviser or their affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does First Trust Portfolios L.P., the Fund’s distributor (the “Distributor”), have any responsibility for any valuations of the Fund's investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$1,333,597	$-	$1,333,597
Bank Loans	-	-	68,182	68,182
Closed-End Funds	545,927	-	-	545,927
Collateralized Mortgage Obligations	-	2,351,113	-	2,351,113
Private Investment Funds	-	-	886,969	886,969
Real Estate Investment Trusts	1,279,919	-	3,747,593	5,027,512
Short-Term Investments	3,419,323	-	-	3,419,323
Subtotal	$5,245,169	$3,684,710	$4,702,744	$13,632,623
Private Investment Funds				2,894,066
Real Estate Investment Trusts				1,940,887
Total Investments				$18,467,576